Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year	$ 108,863,270	$ 145,251,024	$ 84,559,995
Adjustments to reconcile profit to net cash provided by operating activities:
Depreciation and amortization	41,134,237	40,382,628	37,962,924
Interest expense	53,628,356	58,680,985	35,077,293
Amortization of loan financing fees and modification gain	2,263,416	1,994,191	1,693,117
Unrealized loss/ (gain), net on derivatives	291,873	(20,135)	2,941,529
Interest income	(3,445,203)	(4,104,564)	(721,528)
Other non-cash items	(6,005)	(43,323)	6,643
Gain from modification of loans	(1,828,959)
Unrealized foreign exchange loss/ (gain)	907,110	(712,765)	(339,622)
Total reconciliation adjustments	92,944,825	96,177,017	76,620,356
Changes in working capital:
Trade and other receivables	17,674,147	(5,853,175)	(42,241,830)
Prepaid expenses and other current assets	(1,902,362)	(824,682)	(1,235,237)
Inventories	1,012,352	(8,343,486)	(4,380,000)
Trade payables	(4,470,575)	10,958,162	(2,901,680)
Accrued expenses	2,398,299	(530,625)	871,637
Deferred revenue		(4,255,500)	4,255,500
Claims receivable	(127,048)	(7,137)	152,702
Due to related parties	(129,944)	659,974
Due from related parties		449,629
Total changes in working capital	14,454,869	(7,746,840)	(45,478,908)
Interest paid	(53,444,573)	(59,649,091)	(33,181,517)
Net cash provided by operating activities	162,818,391	174,032,110	82,519,926
CASH FLOWS FROM INVESTING ACTIVITIES
Current accounts due from related parties			620,472
Decrease in restricted cash	1,449,925	2,032,927	900,000
Increase in restricted cash	(1,500,000)		(478,336)
Payments for special survey and drydocking costs	(11,189,402)	(3,306,052)	(1,536,579)
Payments for vessels and vessels under construction			(178,601,323)
Interest received	3,299,288	2,233,711	375,636
Net cash (used in)/ provided by investing activities	(7,940,189)	960,586	(178,720,130)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	199,260,000	197,000,000	306,298,000
Repayments of long-term borrowings	(246,117,877)	(243,355,165)	(144,294,604)
Capital distribution	(106,562,497)	(159,360,835)	(19,594,997)
Current accounts due to related parties			(698,153)
Payment of long-term borrowing fees	(1,259,319)	(1,350,000)	(1,732,860)
Acquisition of common stock			(1,012,139)
Net cash (used in)/provided by financing activities	(154,679,693)	(207,066,000)	138,965,247
Effects of exchange rate changes of cash held in foreign currency	(847,236)	719,818	397,680
Net change in cash and cash equivalents	198,509	(32,073,304)	42,765,043
Cash and cash equivalents at beginning of year	49,992,391	81,345,877	38,183,154
Cash and cash equivalents at end of year	49,343,664	49,992,391	$ 81,345,877
Supplemental cash flow information
Capital expenditures included in trade payables	$ 1,242,578	$ 803,751